Management and assessment of financial risks	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Management and assessment of financial risks	Management and assessment of financial risks
The principal financial instruments held by the Group are cash and cash equivalents. The purpose of holding these instruments is to finance the ongoing business activities of the Group. It is not the Group’s policy to invest in financial instruments for speculative purposes. The Group does not use derivative financial instruments for hedging purposes.
The principal risks to which the Group is exposed to are liquidity risk, foreign currency exchange risk and credit risk.
Liquidity risk
Liquidity risk management aims to ensure that the Group disposes of sufficient liquidity and financial resources to be able to meet present and future obligations.
The Group prepares short-term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.
Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.
The Group’s operations have consumed substantial amounts of cash since inception. Developing pharmaceutical drug candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Group expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Group will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.
The Group's estimate of its cash runway as of the date of approval of these financial statements is set forth in Note 2 - Going concern.
Interest rate risk
As of December 31, 2023, following the full repayment of the Kreos 1 bonds, all the Group’s non-derivative financial liabilities accounted for at amortized cost bore fixed interest rates. Therefore, the Group had limited exposure.
Over the year ended December 31, 2024, the Group had drawn down the second and third tranches of the Kreos / Claret Financing, bearing variable interest rates (consisting of a fixed margin of 7.5% + European Central Bank Base Rate (MRO), with a floor at 2.5%
and a cap at 4%) and had therefore performed a reassessment of its exposure to interest rate risk. Due to the interest rate collar having a range of 150 bp, the Group concluded that it still had limited exposure.
As of December 31, 2025, the Group had reimbursed all its interest-bearing liabilities.
The Group's investments are short-term, highly liquid, and predominantly classified within Cash & cash equivalents.
Accordingly, the Group has very limited exposure to interest rate risk.
Foreign currency risk
The Group is exposed to a risk of exchange rates fluctuations on commercial transactions performed in currencies different from the functional currency of the Group entity recording the transactions.
As of December 31, 2025, the monetary assets and liabilities denominated in U.S. dollars held by the Company amounted to respectively €327,222 thousand (of which cash and cash equivalents of €143,180 thousand and intercompany receivables of €194,712 thousand) and €24,368 thousand (of which intercompany payables of €22,726 thousand).
As a result, a 10% adverse change in the euro closing exchange rate against the U.S. dollar would have resulted in a foreign exchange loss of €29,747 thousand, while a 10% favorable change would have resulted in a foreign exchange gain of €36,358 thousand.
The U.S. Subsidiary does not hold any monetary asset or liability denominated in currencies different from its functioning currency
(the U.S. dollar).
At this stage, the Group has not adopted any recurring mechanism of hedging to protect its activity against currency fluctuations. From time to time, the Group may nevertheless subscribe currency term accounts in order to cover a commitment in currency as described above. The Group may consider in the future using a suitable policy to hedge exchange risks in a more significant manner if needed.
Credit risk
The credit risk related to the Group’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions. As of December 31, 2025, substantially all of the Group’s cash and cash equivalents were maintained with five financial institutions in France and in the United States. While the Group’s deposit accounts are insured up to the legal limit, the maintained balances may, at times, exceed this insured limit. As of December 31, 2025, the Group maintained €92,482 thousand in bank deposit accounts that are in excess of the legally insured limit in five legally insured financial institutions, in addition to €437,032 thousand invested in mutual funds and structured notes, all invested with well-established financial institutions. The Group has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk related to these instruments.
The credit risk related to the Group’s Other receivables and related accounts is minimal. In particular, the credit risk related to advances made to CROs (see Note 9) is deemed insignificant due to their credit ratings.